UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):         [_]  is a restatement.
                                          [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Holding Management LLC
Address:   220 Fifth Avenue
           New York,  NY  10001

Form 13F File Number:   28-11381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg             New York, New York            November 12, 2012

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   18

Form 13F Information Table Value Total:   $42,194


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

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                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----
Alkermes PLC                        Shs            G01767105   2,920    140,700  Sh        Defined      02       140,700    0    0
Cooper Industries PLC               Shs            G24140108   6,313     84,100  Sh        Defined      02        84,100    0    0
Amerigroup Corp                     Com            03073T102   1,819     19,900  Sh        Defined      02        19,900    0    0
Ariba Inc                           Com            04033V203   5,085    113,500  Sh        Defined      02       113,500    0    0
Comcast Corp New                    Cl A Spl       20030N200     728     20,900  Sh        Defined      02        20,900    0    0
Energy Transfer Equity LP           Com            29273V100   6,470    143,141  Sh        Defined      02       143,141    0    0
Enzon Pharmaceuticals Inc           Note           293904AE8     793    785,000  Prn       Defined      02       785,000    0    0
Facebook Inc                        Cl A           30303M102   2,175    100,400  Sh        Defined      02       100,400    0    0
Georgia Gulf Corp                   Com            373200302   2,948     81,400  Sh        Defined      02        81,400    0    0
Grifols S A                         Sp Adr         398438408   1,085     47,507  Sh        Defined      02        47,507    0    0
Hudson City Bancorp                 Com            443683107     961    121,000  Sh        Defined      02       121,000    0    0
Kenexa Corp                         Com            488879107     903     19,700  Sh        Defined      02        19,700    0    0
Medicis Pharmaceutical Corp         Cl A           584690309     554     12,800  Sh        Defined      02        12,800    0    0
Nexen Inc                           Com            65334H102   4,566    180,200  Sh        Defined      02       180,200    0    0
Proshares Short QQQ                 Pshs           74347R602     741     30,100  Sh        Defined      02        30,100    0    0
Robbins & Myers Inc                 Com            770196103   2,193     36,800  Sh        Defined      02        36,800    0    0
Sanofi                              Right          80105N113   1,026    610,852  Sh        Defined      02       610,852    0    0
TPC Group Inc                       Com            89236Y104     914     22,400  Sh        Defined      02        22,400    0    0